CONDENSED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	300,000,000
Common stock, shares issued	10,615,613	2,617,622	1,868,235
Common Stock, Shares, Outstanding	10,615,384	2,617,393
Treasury stock, shares	229,000	229,000	229,000
Allowance for Doubtful Accounts Receivable, Current	$ 111	$ 30	$ 16
Allowance for Doubtful Other Receivables, Current		10	10
Accounts Receivable Related Parties Net Current	492	480	470
Deferred Revenue Related Party	$ 19	$ 480	$ 480
Convertible Notes Payable [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Series A Convertible Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	3,000,000	3,000,000	0
Temporary equity, shares issued	0	750,000	0
Temporary equity, shares outstanding	0	750,000	0
Temporary equity, liquidation preference	$ 0	$ 750,100
Series B Convertible Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	3,000,000	0
Temporary equity, shares issued	0	0
Temporary equity, shares outstanding	0	0
Temporary equity, liquidation preference	$ 0	$ 0
Series C Convertible Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	3,000,000	0
Temporary equity, shares issued	0	0
Temporary equity, shares outstanding	0	0
Temporary equity, liquidation preference	$ 0	$ 0